Related parties	12 Months Ended
Dec. 31, 2021
Disclosure of related parties [abstract]
Disclosure of related party [text block]
25 Related parties
Transactions with the Norwegian State
The Norwegian State is the majority shareholder of Equinor and also holds major investments in other Norwegian companies. As of

31 December 2021, the Norwegian State had an ownership interest in Equinor of 67.0% (excluding Folketrygdfondet, the Norwegian national insurance fund, of 3.7
%). This ownership structure means that Equinor participates in transactions with many parties that are
under a common ownership structure and therefore meet the definition of a related party. The Minister of Trade, Industry and
Fisheries took over the constitutional responsibility for following-up of the Norwegian State`s ownership in Equinor with effect from 1
July 2021. The responsibility for the Norwegian State`s shareholding in Equinor has been transferred from the Ministry of Petroleum
and Energy to the Ministry of Trade and Industry on 1 January 2022.
Total purchases of oil and natural gas liquids from the Norwegian State amounted to USD 9.572 billion, USD
5.108

billion and USD
7.505

billion in 2021, 2020 and 2019, respectively. Total

purchases of natural gas regarding the Tjeldbergodden methanol plant from the Norwegian State amounted to USD 0.088

billion, USD
0.018

billion and USD
0.036

billion in 2021, 2020 and 2019, respectively.
These purchases of oil and natural gas are recorded in Equinor ASA. In addition, Equinor

ASA sells in its own name, but for the
Norwegian State’s account and risk, the Norwegian State’s gas production. These transactions are presented net. For further information please see note 2 Significant accounting policies. The most significant items included in the line-item Payables to equity
accounted associated companies and other related parties in note 22 Trade and other payables, are amounts payable to the
Norwegian State for these purchases.
The line-item Prepayments and Financial Receivables includes USD 0.435 billion which represent a gross receivable from the
Norwegian state under the Marketing Instruction in relation to the state’s (SDFI) expected participation in the gas sales activities of a
foreign subsidiary of Equinor. At year end 2020 the corresponding amount was USD 0.169 billion.
In July 2021 Equinor launched the first tranche of around USD 300 million of the new share buy-back programme, for 2021, totaling
USD 600

million. For more details, please see note 18 Shareholder`s equity and dividends.
Other transactions
In relation to it ordinary business operations Equinor enters into contracts such as pipeline transport, gas storage and processing of
petroleum products, with companies in which Equinor has ownership interests. Such transactions are included within the applicable
captions in the Consolidated statement of income. Gassled and certain other infrastructure assets are operated by Gassco AS, which
is an entity under common control by the Norwegian Ministry of Petroleum and Energy. Gassco’s activities are performed on behalf of and for the risk and reward of pipeline and terminal owners, and capacity payments flow through Gassco to the respective owners.
Equinor payments that flowed through Gassco in this respect amounted to USD 1.030 billion, USD
0.896

billion and USD
1.076

billion
in 2021, 2020 and 2019, respectively. These payments are mainly recorded in Equinor ASA. The stated amounts represent Equinor’s capacity payment net of Equinor’s own ownership interests in Gassco operated infrastructure. In addition, Equinor ASA manages, in
its own name, but for the Norwegian State’s account and risk, the Norwegian State’s share of the Gassco costs. These transactions
are presented net.
Equinor has had transactions with other associated companies and joint ventures in relation to its ordinary business operations, for
which amounts have not been disclosed due to materiality.
Equinor leases two office buildings, located in Bergen and Harstad, owned by Equinor’s pension fund (“Equinor Pensjon”).
The lease
contracts extend to the years 2034 and 2037

and Equinor ASA has recognised lease liabilities of USD
284

million related to these
contracts.
Related party transactions with management are presented in note 7 Remuneration .